Summary of significant accounting policies (Tables)	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
Schedule of noncontrolling interests

	June 30,	December 31,
Non-controlling	2025	2024
	(Unaudited)
Pure Tech	$2,023,316	$2,033,128
Total	$2,023,316	$2,033,128

Schedule of movement of contract liabilities

	June 30,	December 31,
	2025	2024
	(Unaudited)
Beginning balance	$37,316	$—
Increase in contract liabilities as a result of acquisition in November, 2024	—	109,908
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts	6,502	—
Decrease in contract liabilities as a result of recognizing revenue	(38,023)	(72,297)
Foreign exchange adjustment	707	(295)
Ending balance	$6,502	$37,316